INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 07, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Purchase of interests in investments accounted for using equity method		€ 288	€ 2,503	€ 0
Investment accounted for using the equity method		€ 5,796	€ 5,508
BioConnection BV
Disclosure of associates [line items]
Proportion of ownership interest in associates	43.90%	43.85%	44.00%
Investments acquired through conversion of existing credits (prepayments)	€ 2,600
Purchase of interests in investments accounted for using equity method	2,500
Investment accounted for using the equity method	€ 5,100	€ 5,796	€ 5,508	€ 0